Quarterly Holdings Report
for

Fidelity® SAI Small-Mid Cap 500 Index Fund

April 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV3-QTLY-0621
1.9867679.105

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 3.2%
Entertainment - 0.5%
Lions Gate Entertainment Corp.:
Class A (a)(b)	33,661	$487,075
Class B (a)	65,329	823,145
Madison Square Garden Entertainment Corp. (a)	10,501	951,496
Madison Square Garden Sports Corp. (a)	10,609	1,960,968
World Wrestling Entertainment, Inc. Class A (b)	25,974	1,431,427
Zynga, Inc. (a)	501,904	5,430,601
		11,084,712
Interactive Media & Services - 0.9%
TripAdvisor, Inc. (a)(b)	56,854	2,679,529
Zillow Group, Inc.:
Class A (a)	33,199	4,427,087
Class C (a)	81,872	10,653,185
		17,759,801
Media - 1.7%
Cable One, Inc.	3,023	5,411,170
Interpublic Group of Companies, Inc.	219,798	6,978,587
John Wiley & Sons, Inc. Class A	24,405	1,389,621
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	112,251	5,269,062
Liberty Media Class A (a)(b)	13,990	579,466
News Corp.:
Class A	219,408	5,747,393
Class B	68,674	1,669,465
Nexstar Broadcasting Group, Inc. Class A	24,082	3,549,928
The New York Times Co. Class A (b)	92,100	4,182,261
		34,776,953
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	56,857	1,306,574
U.S. Cellular Corp. (a)(b)	8,149	278,125
		1,584,699

TOTAL COMMUNICATION SERVICES		65,206,165

CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.9%
BorgWarner, Inc.	138,002	6,704,137
Gentex Corp.	138,751	4,881,260
Lear Corp.	33,891	6,230,521
		17,815,918
Automobiles - 0.4%
Harley-Davidson, Inc.	86,513	4,184,634
Thor Industries, Inc.	30,050	4,254,780
		8,439,414
Distributors - 0.5%
Pool Corp.	21,933	9,267,131
Diversified Consumer Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	33,870	4,905,392
Chegg, Inc. (a)	73,704	6,657,682
Frontdoor, Inc. (a)	48,421	2,591,976
Graham Holdings Co.	2,208	1,403,427
Grand Canyon Education, Inc. (a)	26,382	2,856,907
H&R Block, Inc.	104,013	2,315,329
Service Corp. International	95,386	5,097,428
Terminix Global Holdings, Inc. (a)	74,820	3,807,590
		29,635,731
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	129,110	5,018,506
Choice Hotels International, Inc. (b)	19,673	2,238,787
Extended Stay America, Inc. unit	100,097	1,990,929
Hyatt Hotels Corp. Class A (a)	20,110	1,655,656
Norwegian Cruise Line Holdings Ltd. (a)(b)	205,136	6,369,473
Planet Fitness, Inc. (a)	46,409	3,897,892
Six Flags Entertainment Corp. (a)	43,178	2,028,502
Travel+Leisure Co.	47,509	3,065,756
Vail Resorts, Inc.	22,597	7,347,641
Wendy's Co.	101,433	2,289,343
Wyndham Hotels & Resorts, Inc.	51,862	3,791,631
		39,694,116
Household Durables - 2.1%
Leggett & Platt, Inc.	74,675	3,709,107
Mohawk Industries, Inc. (a)	32,858	6,752,319
Newell Brands, Inc.	217,247	5,856,979
NVR, Inc. (a)	1,895	9,509,300
PulteGroup, Inc.	151,307	8,945,270
Tempur Sealy International, Inc.	106,916	4,077,776
Toll Brothers, Inc. (b)	63,469	3,979,506
		42,830,257
Internet & Direct Marketing Retail - 0.9%
Etsy, Inc. (a)	66,777	13,274,598
GrubHub, Inc. (a)	52,015	3,539,101
Qurate Retail, Inc. Series A	215,365	2,562,844
		19,376,543
Leisure Products - 0.7%
Brunswick Corp.	44,616	4,779,712
Mattel, Inc. (a)(b)	194,433	4,172,532
Polaris, Inc.	32,862	4,601,666
		13,553,910
Multiline Retail - 0.5%
Kohl's Corp.	89,018	5,221,796
Nordstrom, Inc. (a)(b)	61,732	2,264,330
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	30,971	2,857,694
		10,343,820
Specialty Retail - 2.3%
AutoNation, Inc. (a)	32,430	3,323,426
Dick's Sporting Goods, Inc.	35,269	2,912,514
Five Below, Inc. (a)(b)	30,885	6,216,224
Floor & Decor Holdings, Inc. Class A (a)	53,083	5,887,966
Foot Locker, Inc.	58,525	3,451,805
Gap, Inc.	103,246	3,417,443
L Brands, Inc. (a)	129,740	8,549,866
Leslie's, Inc. (b)	42,499	1,207,822
Penske Automotive Group, Inc.	18,011	1,579,385
Petco Health & Wellness Co., Inc. (b)	29,576	698,585
Vroom, Inc. (b)	58,258	2,695,598
Williams-Sonoma, Inc. (b)	43,459	7,420,624
		47,361,258
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (a)(b)	81,169	4,470,789
Carter's, Inc.	24,231	2,636,090
Columbia Sportswear Co.	16,288	1,775,555
Hanesbrands, Inc.	196,123	4,130,350
PVH Corp.	39,723	4,495,849
Ralph Lauren Corp.	26,629	3,549,379
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(b)	75,653	3,668,414
Tapestry, Inc.	156,420	7,484,697
Under Armour, Inc.:
Class A (sub. vtg.) (a)	106,401	2,586,608
Class C (non-vtg.) (a)	111,465	2,219,268
		37,016,999

TOTAL CONSUMER DISCRETIONARY		275,335,097

CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	5,029	6,117,728
Food & Staples Retailing - 0.7%
Albertsons Companies, Inc. (b)	87,737	1,629,276
Casey's General Stores, Inc.	20,823	4,626,662
Grocery Outlet Holding Corp. (a)(b)	41,165	1,662,654
Sprouts Farmers Market LLC (a)	66,686	1,707,828
U.S. Foods Holding Corp. (a)	124,270	5,152,234
		14,778,654
Food Products - 1.5%
Beyond Meat, Inc. (a)(b)	29,530	3,888,510
Bunge Ltd.	76,724	6,477,040
Flowers Foods, Inc. (b)	110,296	2,642,692
Ingredion, Inc.	37,970	3,546,778
Lamb Weston Holdings, Inc.	82,551	6,645,356
Pilgrim's Pride Corp. (a)	29,308	702,220
Post Holdings, Inc. (a)(b)	34,034	3,872,389
Seaboard Corp.	142	508,075
The Hain Celestial Group, Inc. (a)	47,903	1,964,502
TreeHouse Foods, Inc. (a)	31,802	1,513,775
		31,761,337
Household Products - 0.2%
Energizer Holdings, Inc.	38,357	1,891,000
Reynolds Consumer Products, Inc.	27,580	808,646
Spectrum Brands Holdings, Inc.	23,752	2,093,501
		4,793,147
Personal Products - 0.3%
Coty, Inc. Class A (a)	162,993	1,631,560
Herbalife Nutrition Ltd. (a)	50,853	2,327,542
Nu Skin Enterprises, Inc. Class A	28,536	1,508,413
		5,467,515

TOTAL CONSUMER STAPLES		62,918,381

ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	59,106	1,514,887
NOV, Inc. (a)	219,495	3,281,450
		4,796,337
Oil, Gas & Consumable Fuels - 2.2%
Antero Midstream GP LP	162,249	1,401,831
APA Corp.	213,581	4,271,620
Cimarex Energy Co.	56,806	3,760,557
Continental Resources, Inc.	42,214	1,149,909
Devon Energy Corp.	333,433	7,795,664
Diamondback Energy, Inc.	95,921	7,839,623
EQT Corp. (a)	155,499	2,970,031
Equitrans Midstream Corp.	230,842	1,883,671
HollyFrontier Corp.	84,459	2,956,065
Marathon Oil Corp.	445,730	5,018,920
Murphy Oil Corp.	82,207	1,391,765
Targa Resources Corp.	128,004	4,440,459
		44,880,115

TOTAL ENERGY		49,676,452

FINANCIALS - 13.7%
Banks - 4.7%
Associated Banc-Corp.	85,746	1,876,980
Bank of Hawaii Corp.	22,300	2,026,847
Bank OZK	69,065	2,830,974
BOK Financial Corp.	17,735	1,559,616
Comerica, Inc.	78,700	5,915,092
Commerce Bancshares, Inc.	59,721	4,646,891
Cullen/Frost Bankers, Inc. (b)	31,660	3,801,100
East West Bancorp, Inc.	79,738	6,072,049
First Citizens Bancshares, Inc.	3,563	3,090,760
First Hawaiian, Inc.	73,315	2,013,230
First Horizon National Corp.	308,616	5,644,587
FNB Corp., Pennsylvania	182,430	2,351,523
PacWest Bancorp	66,001	2,865,103
Peoples United Financial, Inc.	239,221	4,337,077
Pinnacle Financial Partners, Inc.	41,779	3,661,512
Popular, Inc.	46,917	3,469,981
Prosperity Bancshares, Inc.	50,489	3,703,873
Signature Bank	31,797	7,997,263
Sterling Bancorp	109,326	2,747,362
Synovus Financial Corp.	82,698	3,875,228
TCF Financial Corp.	85,330	3,884,222
Umpqua Holdings Corp.	124,433	2,319,431
Webster Financial Corp.	50,626	2,678,622
Western Alliance Bancorp.	55,265	5,806,694
Wintrust Financial Corp.	31,842	2,455,018
Zions Bancorp NA	91,323	5,095,823
		96,726,858
Capital Markets - 2.1%
Affiliated Managers Group, Inc.	25,466	4,104,355
Ares Management Corp. (b)	59,165	3,107,346
Carlyle Group LP	66,794	2,849,432
Evercore, Inc. Class A	22,334	3,129,663
FactSet Research Systems, Inc.	21,008	7,063,310
Invesco Ltd.	213,287	5,758,749
Lazard Ltd. Class A	57,043	2,566,365
LPL Financial	44,412	6,959,360
Morningstar, Inc.	12,234	3,242,132
SEI Investments Co. (b)	63,759	3,917,353
Virtu Financial, Inc. Class A	35,781	1,060,191
		43,758,256
Consumer Finance - 1.1%
Ally Financial, Inc.	211,363	10,874,626
Credit Acceptance Corp. (a)(b)	5,297	2,091,203
LendingTree, Inc. (a)(b)	6,143	1,268,468
OneMain Holdings, Inc.	41,306	2,349,072
Santander Consumer U.S.A. Holdings, Inc.	40,684	1,380,815
SLM Corp.	211,703	4,162,081
Upstart Holdings, Inc. (b)	7,819	852,427
		22,978,692
Diversified Financial Services - 0.5%
Jefferies Financial Group, Inc.	125,412	4,077,144
Voya Financial, Inc.	69,885	4,739,601
		8,816,745
Insurance - 4.4%
Alleghany Corp. (a)	7,764	5,271,523
American Financial Group, Inc.	40,309	4,952,364
American National Group, Inc.	4,138	469,042
Assurant, Inc.	33,211	5,167,632
Assured Guaranty Ltd.	44,136	2,244,316
Athene Holding Ltd. (a)	64,413	3,843,524
Axis Capital Holdings Ltd.	46,933	2,618,861
Brighthouse Financial, Inc. (a)(b)	49,854	2,332,669
Brown & Brown, Inc.	133,328	7,090,383
Erie Indemnity Co. Class A	14,218	3,042,936
Everest Re Group Ltd.	22,281	6,170,723
First American Financial Corp.	61,360	3,957,720
Globe Life, Inc.	58,348	5,980,087
GoHealth, Inc. (a)	24,611	293,609
Hanover Insurance Group, Inc.	20,517	2,837,706
Kemper Corp.	34,925	2,726,246
Lemonade, Inc. (a)(b)	18,824	1,701,690
Mercury General Corp. (b)	15,402	959,083
Old Republic International Corp.	160,099	3,941,637
Primerica, Inc.	22,232	3,552,007
Reinsurance Group of America, Inc.	38,318	5,001,649
RenaissanceRe Holdings Ltd.	28,624	4,832,017
Unum Group	115,014	3,250,296
W.R. Berkley Corp.	78,766	6,279,226
White Mountains Insurance Group Ltd.	1,707	1,989,389
		90,506,335
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	305,246	5,473,061
New Residential Investment Corp.	259,743	2,784,445
Starwood Property Trust, Inc.	154,564	3,990,842
		12,248,348
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	191,023	2,911,191
New York Community Bancorp, Inc.	254,411	3,042,756
TFS Financial Corp.	27,815	544,061
		6,498,008

TOTAL FINANCIALS		281,533,242

HEALTH CARE - 11.1%
Biotechnology - 2.1%
ACADIA Pharmaceuticals, Inc. (a)	62,572	1,286,480
Acceleron Pharma, Inc. (a)	29,069	3,632,753
Agios Pharmaceuticals, Inc. (a)(b)	34,744	1,938,715
Alkermes PLC (a)	89,275	1,964,496
bluebird bio, Inc. (a)	37,319	1,119,570
Exelixis, Inc. (a)	173,863	4,280,507
Global Blood Therapeutics, Inc. (a)(b)	33,577	1,369,270
Ionis Pharmaceuticals, Inc. (a)(b)	73,895	3,164,184
Iovance Biotherapeutics, Inc. (a)	77,929	2,450,088
Neurocrine Biosciences, Inc. (a)(b)	52,641	4,974,048
Repligen Corp. (a)	30,685	6,496,321
Sage Therapeutics, Inc. (a)(b)	28,945	2,279,708
Sana Biotechnology, Inc. (b)	15,225	327,338
Sarepta Therapeutics, Inc. (a)(b)	42,604	3,018,067
United Therapeutics Corp. (a)	24,544	4,947,089
		43,248,634
Health Care Equipment & Supplies - 2.0%
Envista Holdings Corp. (a)	90,244	3,905,760
Globus Medical, Inc. (a)	42,671	3,062,498
Haemonetics Corp. (a)	28,467	1,914,690
Hill-Rom Holdings, Inc.	37,705	4,155,845
ICU Medical, Inc. (a)	11,001	2,291,178
Integra LifeSciences Holdings Corp. (a)	40,360	2,989,869
Novocure Ltd. (a)	56,987	11,631,047
Penumbra, Inc. (a)(b)	18,643	5,704,572
Quidel Corp. (a)	21,022	2,202,895
Tandem Diabetes Care, Inc. (a)(b)	34,233	3,146,013
		41,004,367
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)(b)	49,699	3,027,663
Amedisys, Inc. (a)	18,112	4,887,523
Chemed Corp.	8,767	4,178,440
Encompass Health Corp.	55,676	4,724,665
Guardant Health, Inc. (a)	46,457	7,385,734
Molina Healthcare, Inc. (a)	33,246	8,481,055
Premier, Inc.	68,799	2,432,045
Signify Health, Inc. (b)	12,562	356,133
		35,473,258
Health Care Technology - 0.2%
American Well Corp. (b)	32,660	502,637
Certara, Inc. (b)	23,997	763,345
Change Healthcare, Inc. (a)	137,062	3,145,573
		4,411,555
Life Sciences Tools & Services - 3.5%
10X Genomics, Inc. (a)	32,484	6,425,335
Adaptive Biotechnologies Corp. (a)	43,116	1,793,626
Avantor, Inc. (a)	280,134	8,975,493
Berkeley Lights, Inc. (a)	14,163	695,545
Bio-Techne Corp.	21,735	9,291,495
Bruker Corp.	58,396	4,001,294
Charles River Laboratories International, Inc. (a)	27,632	9,186,258
Maravai LifeSciences Holdings, Inc.	48,216	1,876,085
PerkinElmer, Inc.	62,969	8,162,671
PPD, Inc. (a)	90,396	4,176,295
PRA Health Sciences, Inc. (a)	35,716	5,960,643
QIAGEN NV (a)	127,218	6,123,002
Sotera Health Co.	44,555	1,147,737
Syneos Health, Inc. (a)	46,179	3,918,288
		71,733,767
Pharmaceuticals - 1.6%
Catalent, Inc. (a)	91,928	10,339,142
Horizon Therapeutics PLC (a)	110,339	10,440,276
Jazz Pharmaceuticals PLC (a)	31,114	5,115,142
Nektar Therapeutics (a)(b)	98,020	1,922,172
Perrigo Co. PLC	77,277	3,217,042
Reata Pharmaceuticals, Inc. (a)(b)	14,788	1,499,503
		32,533,277

TOTAL HEALTH CARE		228,404,858

INDUSTRIALS - 16.6%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	35,387	5,365,023
BWX Technologies, Inc.	53,819	3,601,567
Curtiss-Wright Corp.	23,476	3,002,580
Hexcel Corp. (a)(b)	47,151	2,659,788
Howmet Aerospace, Inc. (a)	223,302	7,136,732
Huntington Ingalls Industries, Inc.	22,388	4,753,420
Mercury Systems, Inc. (a)	30,892	2,324,314
Spirit AeroSystems Holdings, Inc. Class A	59,296	2,709,234
Textron, Inc.	128,820	8,275,397
Virgin Galactic Holdings, Inc. (a)(b)	37,680	834,612
		40,662,667
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	51,373	7,147,012
Airlines - 0.8%
Alaska Air Group, Inc. (a)	68,746	4,753,098
American Airlines Group, Inc. (a)(b)	349,449	7,590,032
Copa Holdings SA Class A (a)	17,726	1,533,299
JetBlue Airways Corp. (a)	177,711	3,618,196
		17,494,625
Building Products - 2.2%
A.O. Smith Corp.	75,066	5,085,722
Allegion PLC	52,122	7,004,154
Armstrong World Industries, Inc.	26,955	2,793,886
Fortune Brands Home & Security, Inc.	77,909	8,178,887
Lennox International, Inc.	19,559	6,558,915
Owens Corning	60,471	5,854,198
The AZEK Co., Inc.	51,537	2,488,206
Trex Co., Inc. (a)	65,424	7,065,138
		45,029,106
Commercial Services & Supplies - 0.8%
ADT, Inc.	86,726	797,879
Clean Harbors, Inc. (a)	29,109	2,589,537
Driven Brands Holdings, Inc.	20,965	597,922
IAA Spinco, Inc. (a)	75,954	4,770,671
MSA Safety, Inc.	20,583	3,308,923
Stericycle, Inc. (a)(b)	51,675	3,941,769
		16,006,701
Construction & Engineering - 0.8%
AECOM (a)(b)	79,791	5,300,516
Quanta Services, Inc.	77,345	7,474,621
Valmont Industries, Inc. (b)	11,850	2,925,173
		15,700,310
Electrical Equipment - 1.9%
Acuity Brands, Inc.	20,214	3,750,101
Array Technologies, Inc.	69,451	1,955,740
Generac Holdings, Inc. (a)	34,566	11,197,656
GrafTech International Ltd.	95,855	1,219,276
Hubbell, Inc. Class B	30,558	5,867,442
nVent Electric PLC	87,885	2,676,098
Regal Beloit Corp.	22,900	3,307,447
Sensata Technologies, Inc. PLC (a)(b)	87,275	5,039,259
Shoals Technologies Group, Inc.	50,268	1,612,095
Vertiv Holdings Co.	134,301	3,048,633
		39,673,747
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	29,708	5,693,538
Machinery - 4.0%
AGCO Corp.	34,938	5,098,153
Allison Transmission Holdings, Inc.	63,722	2,642,551
Colfax Corp. (a)(b)	62,660	2,831,605
Crane Co.	27,521	2,588,625
Donaldson Co., Inc.	71,801	4,514,847
Flowserve Corp. (b)	73,576	2,916,553
Gates Industrial Corp. PLC (a)	37,986	655,259
Graco, Inc.	93,402	7,173,274
ITT, Inc. (b)	48,880	4,609,873
Lincoln Electric Holdings, Inc.	32,271	4,132,302
Middleby Corp. (a)	31,154	5,648,843
Nordson Corp.	32,492	6,869,134
Oshkosh Corp.	38,303	4,766,042
Pentair PLC	93,358	6,022,525
Snap-On, Inc.	30,431	7,230,406
Timken Co.	35,819	3,004,140
Toro Co.	60,462	6,928,945
Trinity Industries, Inc. (b)	49,742	1,374,869
Woodward, Inc.	31,885	3,985,944
		82,993,890
Marine - 0.1%
Kirby Corp. (a)	33,698	2,146,563
Professional Services - 2.1%
Booz Allen Hamilton Holding Corp. Class A	76,515	6,346,919
CACI International, Inc. Class A (a)	14,045	3,579,509
CoreLogic, Inc.	41,256	3,288,103
FTI Consulting, Inc. (a)(b)	19,858	2,757,283
Jacobs Engineering Group, Inc.	73,207	9,781,187
Manpower, Inc.	32,752	3,959,389
Nielsen Holdings PLC	201,559	5,169,988
Robert Half International, Inc.	62,335	5,461,169
Science Applications International Corp.	32,817	2,934,496
		43,278,043
Road & Rail - 0.6%
AMERCO	5,044	3,009,402
Knight-Swift Transportation Holdings, Inc. Class A	70,712	3,331,949
Landstar System, Inc.	21,576	3,717,113
Ryder System, Inc.	29,643	2,366,697
Schneider National, Inc. Class B	33,188	804,145
		13,229,306
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	60,238	2,813,717
MSC Industrial Direct Co., Inc. Class A	25,986	2,342,898
Univar, Inc. (a)	94,347	2,203,002
Watsco, Inc.	18,428	5,396,824
		12,756,441
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (a)	41,535	1,383,531

TOTAL INDUSTRIALS		343,195,480

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.6%
Ciena Corp. (a)	86,445	4,362,879
CommScope Holding Co., Inc. (a)	110,829	1,823,137
EchoStar Holding Corp. Class A (a)	27,389	669,661
Lumentum Holdings, Inc. (a)	42,765	3,637,163
ViaSat, Inc. (a)(b)	35,062	1,815,861
		12,308,701
Electronic Equipment & Components - 2.6%
Arrow Electronics, Inc. (a)	41,819	4,770,293
Avnet, Inc.	55,441	2,434,969
Cognex Corp.	94,785	8,162,884
Coherent, Inc. (a)	13,806	3,589,422
Dolby Laboratories, Inc. Class A	36,218	3,675,040
FLIR Systems, Inc.	73,772	4,424,107
Jabil, Inc.	83,138	4,358,094
Littelfuse, Inc.	13,316	3,531,936
National Instruments Corp.	72,877	3,017,837
SYNNEX Corp.	23,489	2,846,867
Trimble, Inc. (a)	141,088	11,569,216
		52,380,665
IT Services - 3.2%
Alliance Data Systems Corp.	26,465	3,118,900
Amdocs Ltd.	73,099	5,609,617
BigCommerce Holdings, Inc. (a)(b)	24,583	1,473,505
Black Knight, Inc. (a)	85,596	6,198,862
Concentrix Corp. (a)	23,491	3,650,032
DXC Technology Co.	143,435	4,720,446
Euronet Worldwide, Inc. (a)	28,430	4,077,715
Fastly, Inc. Class A (a)(b)	44,606	2,848,985
Genpact Ltd.	106,127	5,044,216
Globant SA (a)	21,790	4,993,832
MongoDB, Inc. Class A (a)	29,502	8,775,665
Sabre Corp. (b)	179,653	2,691,202
StoneCo Ltd. Class A (a)	114,088	7,374,648
Switch, Inc. Class A	49,753	923,913
WEX, Inc. (a)	24,910	5,111,781
		66,613,319
Semiconductors & Semiconductor Equipment - 3.8%
Allegro MicroSystems LLC (a)(b)	26,448	652,737
Cirrus Logic, Inc. (a)	32,660	2,430,231
Cree, Inc. (a)(b)	62,450	6,208,779
Enphase Energy, Inc. (a)	59,769	8,322,833
Entegris, Inc.	75,783	8,531,650
First Solar, Inc. (a)	51,933	3,974,432
MKS Instruments, Inc.	30,876	5,530,200
Monolithic Power Systems, Inc.	24,926	9,007,758
ON Semiconductor Corp. (a)	229,519	8,951,241
SolarEdge Technologies, Inc. (a)	27,639	7,283,982
Teradyne, Inc.	93,589	11,706,112
Universal Display Corp. (b)	24,281	5,431,417
		78,031,372
Software - 7.8%
2U, Inc. (a)(b)	39,072	1,533,576
Alteryx, Inc. Class A (a)(b)	30,401	2,485,282
Anaplan, Inc. (a)	76,382	4,556,186
Aspen Technology, Inc. (a)	38,241	5,003,452
Avalara, Inc. (a)	46,651	6,610,913
Bill.Com Holdings, Inc. (a)(b)	41,948	6,486,419
CDK Global, Inc.	68,901	3,692,405
Ceridian HCM Holding, Inc. (a)	65,944	6,230,389
Cloudflare, Inc. (a)	65,769	5,573,265
Datto Holding Corp. (b)	13,313	340,147
Duck Creek Technologies, Inc. (a)(b)	41,008	1,705,113
Dynatrace, Inc. (a)(b)	103,486	5,385,411
Elastic NV (a)	37,353	4,505,519
Everbridge, Inc. (a)(b)	20,016	2,656,323
Fair Isaac Corp. (a)	15,832	8,254,963
FireEye, Inc. (a)	127,763	2,539,290
Five9, Inc. (a)(b)	34,918	6,563,536
Guidewire Software, Inc. (a)	47,502	5,011,936
HubSpot, Inc. (a)	23,414	12,326,300
Jamf Holding Corp. (a)(b)	23,404	854,714
JFrog Ltd. (b)	7,551	370,226
Manhattan Associates, Inc. (a)	35,780	4,910,447
McAfee Corp.	20,084	487,640
Medallia, Inc. (a)(b)	50,441	1,487,505
nCino, Inc. (a)(b)	26,057	1,703,867
New Relic, Inc. (a)(b)	30,325	1,949,898
Nuance Communications, Inc. (a)	161,181	8,569,994
Nutanix, Inc. Class A (a)	106,719	2,885,682
Pagerduty, Inc. (a)(b)	40,490	1,719,205
Paylocity Holding Corp. (a)	21,635	4,180,747
Pegasystems, Inc. (b)	22,302	2,831,016
Proofpoint, Inc. (a)	32,035	5,513,544
PTC, Inc. (a)	59,028	7,729,126
Smartsheet, Inc. (a)	64,008	3,795,674
SolarWinds, Inc. (a)(b)	26,096	439,979
Teradata Corp. (a)	61,278	3,031,423
Zendesk, Inc. (a)	65,316	9,545,933
Zscaler, Inc. (a)	40,878	7,670,348
		161,137,393
Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp. (a)	72,635	3,323,051
Pure Storage, Inc. Class A (a)	139,577	2,822,247
Xerox Holdings Corp.	95,319	2,301,001
		8,446,299

TOTAL INFORMATION TECHNOLOGY		378,917,749

MATERIALS - 6.5%
Chemicals - 3.1%
Albemarle Corp. U.S.	65,496	11,014,462
Ashland Global Holdings, Inc. (b)	31,287	2,697,252
Axalta Coating Systems Ltd. (a)	119,123	3,798,832
Cabot Corp. (b)	31,503	1,728,885
CF Industries Holdings, Inc.	120,783	5,873,677
Element Solutions, Inc.	122,749	2,685,748
Huntsman Corp.	113,274	3,247,566
NewMarket Corp.	3,893	1,349,275
Olin Corp.	80,641	3,469,982
RPM International, Inc.	72,316	6,858,449
The Chemours Co. LLC	92,375	2,789,725
The Mosaic Co.	195,376	6,873,328
The Scotts Miracle-Gro Co. Class A	22,919	5,297,956
Valvoline, Inc.	102,766	3,226,852
W.R. Grace & Co.	31,791	2,184,995
Westlake Chemical Corp.	19,172	1,800,059
		64,897,043
Construction Materials - 0.2%
Eagle Materials, Inc.	23,337	3,223,773
Containers & Packaging - 2.4%
Aptargroup, Inc.	36,332	5,479,229
Ardagh Group SA	10,362	278,323
Avery Dennison Corp.	47,087	10,084,623
Berry Global Group, Inc. (a)	75,973	4,833,402
Crown Holdings, Inc.	73,342	8,052,952
Graphic Packaging Holding Co.	150,713	2,795,726
Packaging Corp. of America	52,990	7,823,974
Sealed Air Corp.	87,915	4,343,001
Silgan Holdings, Inc.	44,501	1,876,607
Sonoco Products Co.	56,659	3,708,898
		49,276,735
Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	35,872	5,750,640
Royal Gold, Inc.	37,082	4,147,993
Steel Dynamics, Inc.	113,393	6,148,168
		16,046,801

TOTAL MATERIALS		133,444,352

REAL ESTATE - 9.0%
Equity Real Estate Investment Trusts (REITs) - 8.6%
American Campus Communities, Inc.	77,427	3,500,475
American Homes 4 Rent Class A	154,321	5,716,050
Americold Realty Trust	134,343	5,426,114
Apartment Income (REIT) Corp.	83,740	3,780,861
Apartment Investment & Management Co. Class A	83,046	576,339
Apple Hospitality (REIT), Inc.	118,572	1,880,552
Brandywine Realty Trust (SBI)	95,242	1,288,624
Brixmor Property Group, Inc.	167,555	3,743,179
Camden Property Trust (SBI)	53,358	6,428,572
CoreSite Realty Corp.	22,734	2,761,954
Corporate Office Properties Trust (SBI)	63,513	1,780,905
Cousins Properties, Inc.	83,727	3,070,269
CubeSmart	109,274	4,626,661
CyrusOne, Inc.	67,991	4,951,785
Douglas Emmett, Inc.	94,102	3,156,181
Empire State Realty Trust, Inc.	81,156	924,367
EPR Properties	41,860	1,997,141
Equity Commonwealth	66,032	1,901,722
Equity Lifestyle Properties, Inc.	98,363	6,826,392
Federal Realty Investment Trust (SBI)	43,191	4,873,672
First Industrial Realty Trust, Inc.	72,426	3,604,642
Gaming & Leisure Properties	122,906	5,713,900
Healthcare Trust of America, Inc.	122,951	3,611,071
Highwoods Properties, Inc. (SBI)	58,189	2,606,285
Hudson Pacific Properties, Inc.	84,967	2,388,422
Iron Mountain, Inc.	161,786	6,490,854
JBG SMITH Properties	68,913	2,247,253
Kilroy Realty Corp.	65,717	4,504,243
Kimco Realty Corp.	233,630	4,906,230
Lamar Advertising Co. Class A	48,612	4,814,532
Life Storage, Inc.	41,781	4,013,483
Medical Properties Trust, Inc.	324,475	7,154,674
National Retail Properties, Inc.	97,862	4,542,754
Omega Healthcare Investors, Inc.	129,676	4,927,688
Outfront Media, Inc.	81,304	1,981,378
Paramount Group, Inc.	105,587	1,120,278
Park Hotels & Resorts, Inc.	132,943	2,965,958
Rayonier, Inc.	74,593	2,706,234
Regency Centers Corp.	95,314	6,067,689
Rexford Industrial Realty, Inc.	74,175	4,120,421
SL Green Realty Corp.	39,739	2,941,083
Spirit Realty Capital, Inc.	64,573	3,069,800
Store Capital Corp.	136,540	4,886,767
VEREIT, Inc.	123,741	5,919,769
VICI Properties, Inc. (b)	302,463	9,588,077
Weingarten Realty Investors (SBI)	68,610	2,218,847
		178,324,147
Real Estate Management & Development - 0.4%
Howard Hughes Corp. (a)	22,054	2,380,509
Jones Lang LaSalle, Inc. (a)	29,128	5,473,442
		7,853,951

TOTAL REAL ESTATE		186,178,098

UTILITIES - 2.4%
Electric Utilities - 1.3%
Hawaiian Electric Industries, Inc.	60,525	2,606,207
IDACORP, Inc.	28,492	2,919,860
NRG Energy, Inc.	137,589	4,928,438
OGE Energy Corp.	113,035	3,793,455
PG&E Corp. (a)	749,193	8,480,865
Pinnacle West Capital Corp.	63,659	5,388,734
		28,117,559
Gas Utilities - 0.4%
National Fuel Gas Co.	49,160	2,441,286
UGI Corp.	117,646	5,142,307
		7,583,593
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	276,011	4,656,306
Multi-Utilities - 0.2%
MDU Resources Group, Inc.	112,762	3,773,017
Water Utilities - 0.3%
Essential Utilities, Inc.	126,521	5,962,935

TOTAL UTILITIES		50,093,410

TOTAL COMMON STOCKS
(Cost $1,213,980,501)		2,054,903,284

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.04% (c)	1,652,953	1,653,284
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	98,447,053	98,456,898
TOTAL MONEY MARKET FUNDS
(Cost $100,110,182)		100,110,182
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $1,314,090,683)		2,155,013,466
NET OTHER ASSETS (LIABILITIES) - (4.5)%(e)		(93,006,064)
NET ASSETS - 100%		$2,062,007,402

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	26	June 2021	$7,072,780	$161,924	$161,924

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $337,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,357
Fidelity Securities Lending Cash Central Fund	193,225
Total	$199,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.